CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Series A redeemable convertible preferred shares, shares authorized		9,566,667
Series A redeemable convertible preferred shares, shares issued		9,566,667
Series A redeemable convertible preferred shares, shares outstanding		9,566,667
Ordinary shares, shares authorized	100,000,000	40,433,333
Ordinary shares, shares issued	47,489,394	27,272,727
Ordinary shares, shares outstanding	47,489,394	27,272,727
USD
Series A redeemable convertible preferred shares, par value (in dollars per share)	0.001	0.001
Ordinary shares, par value (in dollars per share)	0.001	0.001